Condensed Consolidated Statements of Changes In Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2024	$ 7,711	$ 5,185		$ (312,388)	$ 31,281	$ (268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Foreign currency translation adjustments					(2,159)	(2,159)
Shares to be issued for professional services	$ 1,300	84,500				85,800
Shares issued for professional services, shares	1,300,000
Shareholder distribution		(408,507)				(408,507)
Bridge loan conversion	$ 600	599,400				600,000
Bridge loan conversion, shares	600,000
Bridge loan conversion - interest forgiven		32,153				32,153
Net loss for the period				(192,862)		(192,862)
Balance at Sep. 30, 2024	$ 9,611	312,731		(505,250)	29,122	(153,786)
Balance, shares at Sep. 30, 2024	9,611,111
Balance at Mar. 31, 2025	$ 9,611	641,785		(1,027,068)	49,716	(325,956)
Balance, shares at Mar. 31, 2025	9,611,111
Foreign currency translation adjustments					96,515	96,515
Shares to be issued for professional services			800,000			800,000
Net loss for the period				(3,432,452)		(3,432,452)
Shareholder Investment		37,000				37,000
Share-based compensation			275,786			275,786
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs	$ 4,313	15,303,687				15,308,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs, shares	4,312,500
Deferred IPO costs reclassified to APIC		(266,028)				(266,028)
Balance at Sep. 30, 2025	$ 13,924	$ 15,716,444	$ 1,075,786	$ (4,459,520)	$ 146,231	$ 12,492,865
Balance, shares at Sep. 30, 2025	13,923,611